Equity Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 [1]	Mar. 31, 2022 [1]	Dec. 31, 2022		Dec. 31, 2021
Equity Based Compensation (Details) [Line Items]
Expense recognized (in Dollars)			$ 10,309,535		$ 14,161,754
Stock option exercises			79,724		44,301
Restricted stock units			400,363		124,574
Weighted average fair value of grants (in Dollars per share)			$ 22.42		$ 176.32
Compensation cost related, cost not yet recognized (in Dollars)			$ 262,755		$ 717,533
Expected weighted average period			2 years		2 years 8 months 12 days
Common Stock [Member]
Equity Based Compensation (Details) [Line Items]
Stock option exercises	395	16,939	44,362	[2]	39,115	[2]
Restricted stock issuances and vesting of awards	5,021	19,830	35,513	[2]	41,308	[2]
2016 Employee Stock Option Plan [Member]
Equity Based Compensation (Details) [Line Items]
Common stock authorized			263,158
Options issued and outstanding			77,529		148,922
Stock option exercises			12,041		21,992
Common stock issued			10,420		20,911
2019 Equity Incentive Plan [Member]
Equity Based Compensation (Details) [Line Items]
Common stock authorized			684,211
Options issued and outstanding			212,958		397,442
Stock option exercises			69,968		23,404
Common stock issued			69,304		23,390
2021 Equity Incentive Plan [Member]
Equity Based Compensation (Details) [Line Items]
Common stock authorized			872,875
Options issued and outstanding			6,163		11,421
Stock option exercises
2021 Equity Incentive Plan [Member] | Common Stock [Member]
Equity Based Compensation (Details) [Line Items]
Common stock issued
Minimum [Member]
Equity Based Compensation (Details) [Line Items]
Vesting period			6 years
Maximum [Member]
Equity Based Compensation (Details) [Line Items]
Vesting period			4 years
Restricted Stock [Member]
Equity Based Compensation (Details) [Line Items]
Restricted stock issuances and vesting of awards			1,024		3,071
Restricted Stock [Member] | 2016 Employee Stock Option Plan [Member]
Equity Based Compensation (Details) [Line Items]
Additionally options issued and outstanding					1,024
Restricted Stock [Member] | 2019 Equity Incentive Plan [Member]
Equity Based Compensation (Details) [Line Items]
Additionally options issued and outstanding			5,280		38,613
Restricted Stock [Member] | 2021 Equity Incentive Plan [Member]
Equity Based Compensation (Details) [Line Items]
Additionally options issued and outstanding			337,660		113,605
Restricted Stock [Member] | Minimum [Member]
Equity Based Compensation (Details) [Line Items]
Vesting period			1 year		1 year
Restricted Stock [Member] | Maximum [Member]
Equity Based Compensation (Details) [Line Items]
Vesting period			4 years		4 years
Restricted Stock Units (RSUs) [Member]
Equity Based Compensation (Details) [Line Items]
Restricted stock units			400,363		124,574
Restricted stock issuances and vesting of awards			35,513		41,308
Weighted average fair value of grants (in Dollars per share)			$ 22.42		$ 176.32
Weighted average fair value (in Dollars)			$ 8,976,136		$ 21,964,851

[1]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts have been retroactively restated.
[2]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts (excluding shares authorized and par value) have been retroactively restated.